Note 29	12 Months Ended
Dec. 31, 2022
Treasury shares [Abstract]
Disclosure of Treasury shares [Text Block]	Treasury shares
In the years ended December 31, 2022, 2021 and 2020 the Group entities performed the following transactions with shares issued by the Bank:

Treasury shares (Millions of Euros)
	2022		2021		2020
	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros
Balance at beginning	127,633,399	647	14,352,832	46	12,617,189	62
+ Purchases	598,457,024	2,966	203,530,570	1,022	234,691,887	807
- Sales and other changes	(720,605,009)	(3,583)	(90,250,003)	(417)	(232,956,244)	(830)
+/- Derivatives on BBVA shares	—	—	—	(4)	—	7
+/- Other changes	—	—	—	—	—	—
Balance at the end	5,485,414	29	127,633,399	647	14,352,832	46
Of which:
Held by BBVA, S.A.	—	3	112,733,730	574	592,832	9
Held by Corporación General Financiera, S.A.	5,454,516	26	14,899,669	72	13,760,000	37
Held by other subsidiaries	30,898	—	—	—	—	—
Average purchase price in Euros	4.96	—	5.02	—	3.44	—
Average selling price in Euros	4.99	—	4.89	—	3.63	—
Net gains or losses on transactions (Shareholders' funds-Reserves)		9		17		—
In 2022 and 2021 there were transactions included in the share buyback program (see Note 4).
The percentages of treasury shares held by the Group in the years ended December 31, 2022, 2021 and 2020 are as follows:

Treasury Share
	2022			2021			2020
	Min	Max	Closing	Min	Max	Closing	Min	Max	Closing
% treasury share	0.078%	7.492%	0.094%	0.108%	1.922%	1.914%	0.008%	0.464%	0.215%
The number of BBVA shares accepted by the Group in pledge of loans as of December 31, 2022, 2021 and 2020 is as follows:

Shares of BBVA accepted in pledge
	2022	2021	2020
Number of shares in pledge	23,437,363	29,372,853	39,407,590
Nominal value (in Euros)	0.49	0.49	0.49
% of share capital	0.39%	0.44%	0.59%
The number of BBVA shares owned by third parties but under management of a company within the Group as of December 31, 2022, 2021 and 2020 is as follows:

Shares of BBVA owned by third parties but managed by the Group
	2022	2021	2020
Number of shares owned by third parties	18,686,027	17,645,506	18,266,509
Nominal value (in Euros)	0.49	0.49	0.49
% of share capital	0.31%	0.26%	0.27%